SEGMENT INFORMATION 2 (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Entity-Wide Disclosure On Geographic Areas [Line Items]
Assets, geographical	[1]	$ 30,944	$ 28,750	$ 27,035
Assets. percentage geographical		100.00%	100.00%	100.00%
Segment reporting information, Revenue		$ 10,231	$ 11,035	$ 10,557
Revenues, percentage geographical		100.00%	100.00%	100.00%
Entity-Wide Disclosure On Geographic Areas, United States [Member]
Entity-Wide Disclosure On Geographic Areas [Line Items]
Assets, geographical	[1]	$ 26,132	$ 24,183	$ 22,654
Assets. percentage geographical		84.00%	84.00%	84.00%
Segment reporting information, Revenue	[2]	$ 8,119	$ 8,774	$ 8,478
Revenues, percentage geographical		79.00%	79.00%	80.00%
Entity-Wide Disclosure On Geographic Areas Mexico [Member]
Entity-Wide Disclosure On Geographic Areas [Line Items]
Assets, geographical	[1]	$ 3,160	$ 2,821	$ 2,597
Assets. percentage geographical		10.00%	10.00%	9.00%
Segment reporting information, Revenue	[2]	$ 568	$ 727	$ 584
Revenues, percentage geographical		6.00%	7.00%	6.00%
Entity-Wide Disclosure On Geographic Areas, South America [Member]
Entity-Wide Disclosure On Geographic Areas [Line Items]
Assets, geographical	[1]	$ 1,652	$ 1,746	$ 1,784
Assets. percentage geographical		6.00%	6.00%	7.00%
Segment reporting information, Revenue	[2]	$ 1,544	$ 1,534	$ 1,495
Revenues, percentage geographical		15.00%	14.00%	14.00%

[1]	Includes net property, plant and equipment and investments.
[2]	Amounts are based on where the revenue originated, after intercompany eliminations.